Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 6 – Property and Equipment

	September 30,	December 31,
Classification	2019	2018
Hardware & Equipment	$20,091	$7,014
Software	0	0
Total cost of property and equipment	20,091	7,014
Accumulated depreciation	1,548	117
Property and equipment, net	$18,543	$6,897

The Company made Property and Equipment acquisitions of $13,077 during the nine months ended September 30, 2019. The Company depreciates computer equipment over a period of five years.

Note 6 – Property and Equipment

	December 31,	December 31,
Classification	2018	2017
Hardware & Equipment	$7,014	$-
Software	0	-
Total cost of property and equipment	7,014	-
Accumulated depreciation	117	-
Property and equipment, net	$6,897	$-

The Company made Property and Equipment acquisitions of $677,014 during the twelve months ended December 31, 2018. As of December 31, 2018, the Company determined that some of the acquired property and equipment, consisting of a secure IT system, comprised of hardware and software purchased from a related party, had been impaired and wrote off the full amount of the $670,000 purchase price. The total impairment expense recognized by the Company in 2018 was $625,333, which was the entire net book value of the secure IT system, net of accumulated depreciation. Depreciation expense on the IT system recorded during the year was $44,667.